Operating Context - Schedule of Average Effect on Consumers (Details)		12 Months Ended
	May 20, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Average Tariff Adjustment	7.78%	7.78%
High and Medium Voltage - Group A [Member]
IfrsStatementLineItems [Line Items]
Average Tariff Adjustment	9.45%	9.45%
Low Voltage - Group B [Member]
IfrsStatementLineItems [Line Items]
Average Tariff Adjustment	7.03%	7.03%